Land Use Rights, Net - Additional Information (Details) - CNY (¥) ¥ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-lived intangible assets, cash consideration						¥ 1,000.0
Land use right period						30 years
First installment payment		¥ 516.0
Second installment payment	¥ 516.0
Amortization expense			¥ 34.4	¥ 34.4	¥ 34.4